Taxes (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		R$ 2,040,617		R$ 2,268,280
Noncurrent assets, recognized in income		728,875		(3,955)
Noncurrent assets, reclassification	[1]			17,116
Noncurrent assets, ending		2,680,944		2,040,617
Noncurrent assets, recognized comprehensive income		(88,548)		(93,881)
Other	[1]			(146,943)
Noncurrent liabilities, beginning		2,442,186		1,561,514
Noncurrent liabilities, recognized in income		100,486		786,451
Noncurrent liabilities,Other		8,155	[2]	94,221	[1]
Noncurrent liabilities, ending		2,554,327		2,442,186
Noncurrent liabilities recognized comprehensive income		3,500
Net, beginning		(401,569)		706,766
Net, recognized in income		628,389		(790,406)
Noncurrent liabilities,Other net		(8,155)	[2]	(241,164)	[1]
Net, reclassification	[1]			17,116
Net, recognized comprehensive income		(92,048)		(93,881)
Net, ending		126,617		(401,569)
Assets presented in the Statement of Financial Position		963,259		1,011,866
Assets presented in the Statement of Financial Position		1,644,299		963,259
Liabilities presented in the Statement of Financial Position		(1,364,828)		(293,666)
Liabilities presented in the Statement of Financial Position		(1,517,682)		(1,364,828)
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		504,461		499,375
Noncurrent assets, recognized in income		132,175		7,291
Noncurrent assets, reclassification	[1]			(2,205)
Noncurrent assets, ending		636,636		504,461
Provision For Allocation Of P I S And Cofins Credits [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, recognized in income		629,427
Noncurrent assets, ending		629,427
Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		429,260		507,032
Noncurrent assets, recognized in income		22,724		(766)
Noncurrent assets, reclassification	[1]			16,875
Noncurrent assets, ending		363,436		429,260
Noncurrent assets, recognized comprehensive income		(88,548)		(93,881)
Impairment Of Assets [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		302,397		310,606
Noncurrent assets, recognized in income		(17,486)		(6,456)
Noncurrent assets, reclassification	[1]			(1,753)
Noncurrent assets, ending		284,911		302,397
Tax Losses And Negative Tax Basis [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		123,010		215,389
Noncurrent assets, recognized in income		73,260		54,416
Noncurrent assets, reclassification	[1]			1,210
Noncurrent assets, ending		196,270		123,010
Other	[1]			(148,005)
Research And Development And Energy Efficiency Programs [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		138,849		152,498
Noncurrent assets, recognized in income		(11,766)		(13,649)
Noncurrent assets, ending		127,083		138,849
Allowance For Doubtful Account [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		98,712		123,182
Noncurrent assets, recognized in income		(11,412)		(21,476)
Noncurrent assets, reclassification	[1]			(2,994)
Noncurrent assets, ending		87,300		98,712
Social Security Contributions Injunction On Judicial Deposit [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		74,743		70,992
Noncurrent assets, recognized in income		7,516		3,673
Noncurrent assets, reclassification	[1]			78
Noncurrent assets, ending		82,259		74,743
Amortization Concession [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		52,429		47,209
Noncurrent assets, recognized in income		5,220		5,220
Noncurrent assets, ending		57,649		52,429
Provision For Performance And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		114,593		160,459
Noncurrent assets, recognized in income		(100,957)		(45,866)
Noncurrent assets, ending		13,636		114,593
Concession Contracts [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		19,769		21,061
Noncurrent assets, recognized in income		(1,067)		(1,292)
Noncurrent assets, ending		18,702		19,769
Noncurrent liabilities, beginning		1,803,098		900,505
Noncurrent liabilities, recognized in income		52,617		808,372
Noncurrent liabilities,Other		8,155	[2]	94,221	[1]
Noncurrent liabilities, ending		1,863,870		1,803,098
Voluntary Retirement Program [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		24,308		10,815
Noncurrent assets, recognized in income		(22,551)		13,493
Noncurrent assets, ending		1,757		24,308
Other [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning		158,086		149,662
Noncurrent assets, recognized in income		23,792		1,457
Noncurrent assets, reclassification	[1]			5,905
Noncurrent assets, ending		181,878		158,086
Other	[1]			1,062
Noncurrent liabilities, beginning		11,608		31,951
Noncurrent liabilities, recognized in income		19,725		(20,343)
Noncurrent liabilities, ending		34,833		11,608
Deemed Cost Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning		326,497		350,491
Noncurrent liabilities, recognized in income		(18,810)		(23,994)
Noncurrent liabilities, ending		307,687		326,497
Accelerated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning		102,324		75,955
Noncurrent liabilities, recognized in income		25,832		26,369
Noncurrent liabilities, ending		128,156		102,324
Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning		105,504		117,682
Noncurrent liabilities, recognized in income		11,134		(12,178)
Noncurrent liabilities, ending		116,638		105,504
Escrow Deposits Monetary Variation [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning		65,119		61,727
Noncurrent liabilities, recognized in income		7,708		3,392
Noncurrent liabilities, ending		72,827		65,119
Transaction Cost On Borrowings And Debentures [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning		28,036		23,203
Noncurrent liabilities, recognized in income		2,280		4,833
Noncurrent liabilities, ending		30,316		R$ 28,036
Noncurrent liabilities recognized comprehensive income		R$ 3,500

[1]	Effects of the business combination and discontinued operation detailed in the Financial Statements as of December 2021.
[2]	Effects of the business combination (Note 1.1.1).